Stockholders' Equity - Summary of Company's Stock Option and RSU Activity (Detail)	9 Months Ended
Sep. 30, 2015 shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options and RSUs, Outstanding at beginning	2,408,634
Options and RSUs, Granted	1,342,750
Options and RSUs, Exercised	(383,011)
Options and RSUs, Cancelled	(1,841,275)
Options and RSUs, Outstanding at ending	1,527,098